3. STOCK OPTIONS (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Outstanding beginning balance, Shares	6,463,206	6,862,167	5,738,167
Granted, Shares	701,250	96,500	2,143,000
Exercised, Shares		(326,461)	(980,000)
Expired, Shares		(169,000)	(39,000)
Outstanding ending balance, Shares	7,064,456	6,463,206	6,862,167
Vested and exercisable ending balance	5,065,519	4,373,807	4,800,354
Options available for grant at year-end		6,792,013	1,393,052
Outstanding beginning balance, Weighted average exercise price	$ 0.67	$ 0.70	$ 0.41
Granted, Weighted average exercise price	$ 0.69	$ 0.79	$ 1.20
Exercised, Weighted average exercise price	$ 0.78	$ 0.28	$ 0.07
Expired, Weighted average exercise price		$ 2.60	$ 1.52
Outstanding ending balance, Weighted average exercise price	$ 0.67	$ 0.67	$ 0.70
Vested and exercisable ending balance	$ 0.55	$ 0.50	$ 0.47
Weighted Average Remaining Contractual Life (in years) Outstanding	6 years 8 months 23 days
Weighted Average Remaining Contractual Life (in years) Exercisable	6 years 1 month 20 days
Aggregate Intrinsic Value Outstanding, Beginning	$ 1,332,965	$ 5,624,479
Aggregate Intrinsic Value Exercised		93,088	72,990
Aggregate Intrinsic Value Outstanding, Ending	1,392	1,332,965	5,624,479
Aggregate Intrinsic Value Exercisable	$ 1,259	$ 1,208,831	$ 5,055,690